Segment Reporting (Tables)	6 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Areas	The following table presents revenues by geographic areas for the six months ended March 31, 2024 and 2023, respectively.
	March 31, 2024		March 31, 2023
	Revenues Amount	As % of Revenues	Revenues Amount	As % of Revenues
	(In USD)		(In USD)
Country/Region	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Mainland China	$14,641,702	98%	$33,524,738	98%
Hong Kong and Taiwan	331,346	2%	761,136	2%
Southeast Asia	-	-	9,240	-
Total	$14,973,048	100%	$34,295,114	100%